STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION
Summary of the expense for stock-based compensation related to stock option grants

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023

Employee and director stock option grants:
Research and development	$309,933	$89,172	$453,158	$227,896
General and administrative	1,224,121	408,706	2,334,508	1,097,945
Total stock-based compensation	$1,534,054	$497,878	$2,787,666	$1,325,841

	Twelve Months Ended
	December 31,
	2023	2022
Employee and director stock option and stock grants:
Research and development	$505,155	$165,461
General and administrative	1,905,133	1,287,502
Total stock-based compensation	$2,410,288	$1,452,964

Schedule of assumptions used for stock

	Year Ended December 31,
	2023	2022
Volatility	82.02-83.28%	82.47-100%
Risk-free interest rate	3.59-4.68%	1.65-3.96%
Expected term (years)	6.0	6.0
Dividend	0%	0%

Summary of stock options activity

	Number of
	Shares
	Issuable		Weighted
	Upon		Average
	Exercise	Weighted	Remaining
	of	Average	Contracted	Aggregate
	Outstanding	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2021	423,820	$22.70
Granted	440,250	$4.51
Expired	(6)	$15,000.00
Forfeited	(117,807)	$12.02
Outstanding as of December 31, 2022	746,257	$13.48	8.58	$—
Granted	1,617,000	$1.78
Expired	(8)	$8,325
Forfeited	(11,346)	$1.92
Outstanding as of December 31, 2023	2,351,903	$5.46	8.64	$1,682,667

Exercisable as of December 31, 2023	514,171	$15.68		$30,817
Unvested as of December 31, 2023	1,837,732	$2.58		$1,652,350